UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07238

SunAmerica Series Trust

(Exact name of registrant as specified in charter)

1 SunAmerica Center

Los Angeles, CA 90067-6022

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

This filing is on behalf of five of the forty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

PROTECTED ASSET ALLOCATION SAST PORTFOLIO

Portfolio of Investments — March 31, 2013

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.0%
Asset Allocation Investment Companies – 100.0%
American Funds Insurance Series ® — Protected Asset Allocation Fund, Class P1	1,535,664	$16,385,536
TOTAL INVESTMENTS (cost $15,784,883)@	100.0%	16,385,536
Other assets in excess of liabilities	0.0	3,548

NET ASSETS	100.0%	$16,389,084

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$16,385,536	$—	$—	$16,385,536

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST

AMERICAN FUNDS GROWTH SAST PORTFOLIO

Portfolio of Investments — March 31, 2013

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
Domestic Equity Investment Companies – 100.1%
American Funds Insurance Series ® — Growth Fund, Class 1	4,581,439	$298,389,143
TOTAL INVESTMENTS (cost $234,388,001)@	100.1%	298,389,143
Liabilities in excess of other assets	(0.1)	(175,312)

NET ASSETS	100.0%	$298,213,831

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$298,389,143	$—	$—	$298,389,143

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST

AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO

Portfolio of Investments — March 31, 2013

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
International Equity Investment Companies – 100.1%
American Funds Insurance Series ® — Global Growth Fund, Class 1	18,273,528	$457,020,940
TOTAL INVESTMENTS (cost $362,267,866)@	100.1%	457,020,940
Liabilities in excess of other assets	(0.1)	(255,926)

NET ASSETS	100.0%	$456,765,014

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
International Equity Investment Companies	$457,020,940	$—	$—	$457,020,940

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST

AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO

Portfolio of Investments — March 31, 2013

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
Domestic Equity Investment Companies – 100.1%
American Funds Insurance Series ® — Growth-Income Fund, Class 1	5,731,479	$240,664,822
TOTAL INVESTMENTS (cost $192,111,009)@	100.1%	240,664,822
Liabilities in excess of other assets	(0.1)	(146,532)

NET ASSETS	100.0%	$240,518,290

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$240,664,822	$—	$—	$240,664,822

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST

AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO

Portfolio of Investments — March 31, 2013

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
Asset Allocation Investment Companies – 100.1%
American Funds Insurance Series ® — Asset Allocation Fund, Class 1	6,939,186	$137,742,835
TOTAL INVESTMENTS (cost $110,128,092)@	100.1%	137,742,835
Liabilities in excess of other assets	(0.1)	(91,402)

NET ASSETS	100.0%	$137,651,433

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$137,742,835	$—	$—	$137,742,835

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2013 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1- Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of March 31, 2013 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“American Funds®”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The American Funds® investment adviser values the American Funds® investments at fair value as defined by accounting principles generally accepted in the United States of America. The American Funds® generally determine their net assets as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the American Funds® as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The American Funds® investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the American Funds® investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the American Funds® investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the American Funds® investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the American Funds® board of trustees as further described below. The American Funds® investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The American Funds® investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The American Funds® board of trustees has delegated authority to the American Funds® investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The American Funds® board and audit committee also regularly review reports that describe fair value determinations and methods.

The American Funds® investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Note 2. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	For the period ended March 31, 2013
	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain / (Loss)	Investments
Protected Asset Allocation SAST	$600,406	$—	$600,406	$15,785,130
American Funds Growth SAST	47,229,098	—	47,229,098	251,160,045
American Funds Global Growth SAST	86,340,369	—	86,340,369	370,680,571
American Funds Growth-Income SAST	33,024,467	—	33,024,467	207,640,355
American Funds Asset Allocation SAST	24,211,873	—	24,211,873	113,530,962

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

SunAmerica Series Trust has five feeder funds which invest exclusively in Class P1 Shares of Protected Asset Allocation Fund and Class 1 Shares of the American Funds — Growth Fund, Global Growth Fund, Growth-Income Fund, and Asset Allocation Fund. Form N-Q for the period ended March 31, 2013 for the American Funds Insurance Series® was filed under CIK number 0000729528, file # 811-03857 on May 29, 2013.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 30, 2013